Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS PORTFOLIO TRUST
Entity Central Index Key	0000088063
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000049879
Shareholder Report [Line Items]
Fund Name	DWS Floating Rate Fund
Class Name	Class A
Trading Symbol	DFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.01%

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 5.75% (unadjusted for sales charges) for the period ended May 31, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 5.46% for the same period, while the Fund's additional, more narrowly based index, the Morningstar LSTA US Leveraged Loan Index, returned 6.81%.

The Fund’s absolute performance was supported over the period as leveraged loans in aggregate produced a positive total return. The Fund’s performance relative to the additional index was positively impacted by issuer selection in certain industries, including technology and diversified manufacturing, and an overweight allocation to wirelines. From a ratings perspective, portfolio performance benefited from issuer selection in credits rated CCC and below.

Relative performance was negatively impacted by underweight allocations to B2- and B3-rated credits, as this segment of the market performed strongly over the period. By industry, underweight allocations to financial other, healthcare, and electric utilities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
'15	$9,725	$10,000	$10,000
'15	$9,631	$9,891	$9,958
'15	$9,633	$9,960	$9,958
'15	$9,529	$9,945	$9,888
'15	$9,425	$10,013	$9,824
'15	$9,373	$10,014	$9,806
'15	$9,279	$9,988	$9,720
'15	$9,149	$9,956	$9,618
'16	$9,021	$10,093	$9,555
'16	$8,894	$10,164	$9,505
'16	$9,048	$10,257	$9,767
'16	$9,215	$10,297	$9,960
'16	$9,250	$10,299	$10,049
'16	$9,242	$10,485	$10,051
'16	$9,300	$10,551	$10,195
'16	$9,325	$10,539	$10,272
'16	$9,384	$10,533	$10,360
'16	$9,431	$10,452	$10,446
'16	$9,457	$10,205	$10,474
'16	$9,550	$10,219	$10,595
'17	$9,565	$10,239	$10,654
'17	$9,590	$10,308	$10,707
'17	$9,582	$10,303	$10,716
'17	$9,620	$10,382	$10,763
'17	$9,640	$10,462	$10,802
'17	$9,626	$10,452	$10,798
'17	$9,704	$10,497	$10,872
'17	$9,644	$10,591	$10,867
'17	$9,629	$10,540	$10,910
'17	$9,672	$10,546	$10,975
'17	$9,679	$10,533	$10,988
'17	$9,686	$10,581	$11,031
'18	$9,764	$10,459	$11,137
'18	$9,767	$10,360	$11,159
'18	$9,783	$10,427	$11,191
'18	$9,822	$10,349	$11,237
'18	$9,827	$10,423	$11,256
'18	$9,808	$10,410	$11,269
'18	$9,877	$10,413	$11,352
'18	$9,923	$10,480	$11,398
'18	$9,982	$10,412	$11,476
'18	$9,958	$10,330	$11,473
'18	$9,860	$10,391	$11,369
'18	$9,615	$10,582	$11,080
'19	$9,873	$10,695	$11,362
'19	$10,035	$10,689	$11,543
'19	$9,999	$10,894	$11,523
'19	$10,150	$10,897	$11,713
'19	$10,103	$11,090	$11,688
'19	$10,118	$11,229	$11,716
'19	$10,209	$11,254	$11,810
'19	$10,187	$11,546	$11,777
'19	$10,254	$11,484	$11,832
'19	$10,229	$11,519	$11,779
'19	$10,306	$11,513	$11,848
'19	$10,435	$11,505	$12,037
'20	$10,435	$11,726	$12,105
'20	$10,250	$11,937	$11,945
'20	$9,277	$11,867	$10,467
'20	$9,542	$12,078	$10,938
'20	$9,848	$12,134	$11,353
'20	$9,851	$12,211	$11,483
'20	$10,050	$12,393	$11,707
'20	$10,172	$12,293	$11,882
'20	$10,187	$12,286	$11,958
'20	$10,190	$12,231	$11,982
'20	$10,391	$12,351	$12,249
'20	$10,512	$12,368	$12,413
'21	$10,594	$12,280	$12,561
'21	$10,648	$12,102	$12,635
'21	$10,623	$11,951	$12,634
'21	$10,678	$12,046	$12,699
'21	$10,733	$12,085	$12,773
'21	$10,761	$12,170	$12,820
'21	$10,735	$12,306	$12,819
'21	$10,777	$12,283	$12,880
'21	$10,832	$12,176	$12,962
'21	$10,846	$12,173	$12,997
'21	$10,820	$12,209	$12,976
'21	$10,890	$12,178	$13,059
'22	$10,904	$11,915	$13,107
'22	$10,836	$11,782	$13,039
'22	$10,837	$11,455	$13,046
'22	$10,824	$11,020	$13,074
'22	$10,519	$11,091	$12,739
'22	$10,269	$10,917	$12,463
'22	$10,508	$11,184	$12,729
'22	$10,667	$10,868	$12,921
'22	$10,371	$10,399	$12,627
'22	$10,513	$10,264	$12,753
'22	$10,648	$10,641	$12,905
'22	$10,695	$10,593	$12,958
'23	$10,977	$10,919	$13,304
'23	$11,005	$10,637	$13,381
'23	$11,005	$10,907	$13,377
'23	$11,106	$10,973	$13,517
'23	$11,017	$10,854	$13,493
'23	$11,284	$10,815	$13,798
'23	$11,403	$10,807	$13,975
'23	$11,529	$10,738	$14,139
'23	$11,582	$10,466	$14,275
'23	$11,559	$10,300	$14,273
'23	$11,736	$10,767	$14,447
'23	$11,914	$11,179	$14,685
'24	$11,953	$11,148	$14,784
'24	$12,040	$10,991	$14,918
'24	$12,127	$11,092	$15,045
'24	$12,199	$10,812	$15,136
'24	$12,303	$10,995	$15,278
'24	$12,328	$11,099	$15,331
'24	$12,401	$11,359	$15,436
'24	$12,491	$11,522	$15,534
'24	$12,533	$11,676	$15,645
'24	$12,631	$11,387	$15,779
'24	$12,747	$11,507	$15,910
'24	$12,796	$11,319	$16,000
'25	$12,862	$11,379	$16,110
'25	$12,857	$11,629	$16,127
'25	$12,812	$11,634	$16,077
'25	$12,817	$11,679	$16,068
'25	$13,011	$11,596	$16,318

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	5.75%	5.73%	2.95%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	2.84%	5.14%	2.67%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
Morningstar LSTA US Leveraged Loan Index	6.81%	7.52%	5.02%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 125,269,782
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 529,000
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	125,269,782
Number of Portfolio Holdings	310
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	529,000

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	86%
Exchange-Traded Funds	7%
Cash Equivalents	6%
Corporate Bonds	4%
Closed-End Investment Companies	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	(3%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	17%
Industrials	17%
Information Technology	15%
Consumer Discretionary	12%
Health Care	8%
Materials	7%
Communication Services	6%
Energy	4%
Utilities	4%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
BBB	1%
BB	17%
B	67%
Below B	4%
Not Rated	2%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000049880
Shareholder Report [Line Items]
Fund Name	DWS Floating Rate Fund
Class Name	Class C
Trading Symbol	DFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.76%

Gross expense ratio as of the latest prospectus: 2.11%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 4.98% (unadjusted for sales charges) for the period ended May 31, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 5.46% for the same period, while the Fund's additional, more narrowly based index, the Morningstar LSTA US Leveraged Loan Index, returned 6.81%.

The Fund’s absolute performance was supported over the period as leveraged loans in aggregate produced a positive total return. The Fund’s performance relative to the additional index was positively impacted by issuer selection in certain industries, including technology and diversified manufacturing, and an overweight allocation to wirelines. From a ratings perspective, portfolio performance benefited from issuer selection in credits rated CCC and below.

Relative performance was negatively impacted by underweight allocations to B2- and B3-rated credits, as this segment of the market performed strongly over the period. By industry, underweight allocations to financial other, healthcare, and electric utilities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
'15	$10,000	$10,000	$10,000
'15	$9,898	$9,891	$9,958
'15	$9,894	$9,960	$9,958
'15	$9,782	$9,945	$9,888
'15	$9,669	$10,013	$9,824
'15	$9,600	$10,014	$9,806
'15	$9,509	$9,988	$9,720
'15	$9,359	$9,956	$9,618
'16	$9,224	$10,093	$9,555
'16	$9,089	$10,164	$9,505
'16	$9,251	$10,257	$9,767
'16	$9,415	$10,297	$9,960
'16	$9,445	$10,299	$10,049
'16	$9,431	$10,485	$10,051
'16	$9,473	$10,551	$10,195
'16	$9,504	$10,539	$10,272
'16	$9,546	$10,533	$10,360
'16	$9,588	$10,452	$10,446
'16	$9,620	$10,205	$10,474
'16	$9,697	$10,219	$10,595
'17	$9,717	$10,239	$10,654
'17	$9,726	$10,308	$10,707
'17	$9,712	$10,303	$10,716
'17	$9,744	$10,382	$10,763
'17	$9,770	$10,462	$10,802
'17	$9,738	$10,452	$10,798
'17	$9,811	$10,497	$10,872
'17	$9,756	$10,591	$10,867
'17	$9,735	$10,540	$10,910
'17	$9,773	$10,546	$10,975
'17	$9,762	$10,533	$10,988
'17	$9,775	$10,581	$11,031
'18	$9,835	$10,459	$11,137
'18	$9,844	$10,360	$11,159
'18	$9,854	$10,427	$11,191
'18	$9,887	$10,349	$11,237
'18	$9,873	$10,423	$11,256
'18	$9,861	$10,410	$11,269
'18	$9,923	$10,413	$11,352
'18	$9,952	$10,480	$11,398
'18	$10,005	$10,412	$11,476
'18	$9,986	$10,330	$11,473
'18	$9,883	$10,391	$11,369
'18	$9,621	$10,582	$11,080
'19	$9,872	$10,695	$11,362
'19	$10,027	$10,689	$11,543
'19	$9,985	$10,894	$11,523
'19	$10,129	$10,897	$11,713
'19	$10,075	$11,090	$11,688
'19	$10,085	$11,229	$11,716
'19	$10,169	$11,254	$11,810
'19	$10,141	$11,546	$11,777
'19	$10,201	$11,484	$11,832
'19	$10,170	$11,519	$11,779
'19	$10,240	$11,513	$11,848
'19	$10,361	$11,505	$12,037
'20	$10,355	$11,726	$12,105
'20	$10,167	$11,937	$11,945
'20	$9,201	$11,867	$10,467
'20	$9,456	$12,078	$10,938
'20	$9,752	$12,134	$11,353
'20	$9,748	$12,211	$11,483
'20	$9,939	$12,393	$11,707
'20	$10,065	$12,293	$11,882
'20	$10,074	$12,286	$11,958
'20	$10,058	$12,231	$11,982
'20	$10,261	$12,351	$12,249
'20	$10,361	$12,368	$12,413
'21	$10,434	$12,280	$12,561
'21	$10,482	$12,102	$12,635
'21	$10,464	$11,951	$12,634
'21	$10,498	$12,046	$12,699
'21	$10,545	$12,085	$12,773
'21	$10,566	$12,170	$12,820
'21	$10,547	$12,306	$12,819
'21	$10,582	$12,283	$12,880
'21	$10,629	$12,176	$12,962
'21	$10,637	$12,173	$12,997
'21	$10,591	$12,209	$12,976
'21	$10,652	$12,178	$13,059
'22	$10,660	$11,915	$13,107
'22	$10,588	$11,782	$13,039
'22	$10,582	$11,455	$13,046
'22	$10,563	$11,020	$13,074
'22	$10,261	$11,091	$12,739
'22	$10,012	$10,917	$12,463
'22	$10,238	$11,184	$12,729
'22	$10,385	$10,868	$12,921
'22	$10,092	$10,399	$12,627
'22	$10,223	$10,264	$12,753
'22	$10,348	$10,641	$12,905
'22	$10,387	$10,593	$12,958
'23	$10,653	$10,919	$13,304
'23	$10,675	$10,637	$13,381
'23	$10,668	$10,907	$13,377
'23	$10,759	$10,973	$13,517
'23	$10,666	$10,854	$13,493
'23	$10,917	$10,815	$13,798
'23	$11,025	$10,807	$13,975
'23	$11,139	$10,738	$14,139
'23	$11,183	$10,466	$14,275
'23	$11,169	$10,300	$14,273
'23	$11,317	$10,767	$14,447
'23	$11,482	$11,179	$14,685
'24	$11,512	$11,148	$14,784
'24	$11,589	$10,991	$14,918
'24	$11,680	$11,092	$15,045
'24	$11,727	$10,812	$15,136
'24	$11,820	$10,995	$15,278
'24	$11,852	$11,099	$15,331
'24	$11,899	$11,359	$15,436
'24	$11,978	$11,522	$15,534
'24	$12,027	$11,676	$15,645
'24	$12,097	$11,387	$15,779
'24	$12,200	$11,507	$15,910
'24	$12,240	$11,319	$16,000
'25	$12,294	$11,379	$16,110
'25	$12,282	$11,629	$16,127
'25	$12,236	$11,634	$16,077
'25	$12,235	$11,679	$16,068
'25	$12,408	$11,596	$16,318

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	4.98%	4.94%	2.18%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.00%	4.94%	2.18%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
Morningstar LSTA US Leveraged Loan Index	6.81%	7.52%	5.02%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 125,269,782
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 529,000
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	125,269,782
Number of Portfolio Holdings	310
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	529,000

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	86%
Exchange-Traded Funds	7%
Cash Equivalents	6%
Corporate Bonds	4%
Closed-End Investment Companies	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	(3%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	17%
Industrials	17%
Information Technology	15%
Consumer Discretionary	12%
Health Care	8%
Materials	7%
Communication Services	6%
Energy	4%
Utilities	4%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
BBB	1%
BB	17%
B	67%
Below B	4%
Not Rated	2%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000049881
Shareholder Report [Line Items]
Fund Name	DWS Floating Rate Fund
Class Name	Class S
Trading Symbol	DFRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$83	0.81%

Gross expense ratio as of the latest prospectus: 1.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 5.94% for the period ended May 31, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 5.46% for the same period, while the Fund's additional, more narrowly based index, the Morningstar LSTA US Leveraged Loan Index, returned 6.81%.

The Fund’s absolute performance was supported over the period as leveraged loans in aggregate produced a positive total return. The Fund’s performance relative to the additional index was positively impacted by issuer selection in certain industries, including technology and diversified manufacturing, and an overweight allocation to wirelines. From a ratings perspective, portfolio performance benefited from issuer selection in credits rated CCC and below.

Relative performance was negatively impacted by underweight allocations to B2- and B3-rated credits, as this segment of the market performed strongly over the period. By industry, underweight allocations to financial other, healthcare, and electric utilities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
'15	$10,000	$10,000	$10,000
'15	$9,916	$9,891	$9,958
'15	$9,908	$9,960	$9,958
'15	$9,802	$9,945	$9,888
'15	$9,696	$10,013	$9,824
'15	$9,644	$10,014	$9,806
'15	$9,548	$9,988	$9,720
'15	$9,415	$9,956	$9,618
'16	$9,285	$10,093	$9,555
'16	$9,154	$10,164	$9,505
'16	$9,326	$10,257	$9,767
'16	$9,499	$10,297	$9,960
'16	$9,525	$10,299	$10,049
'16	$9,529	$10,485	$10,051
'16	$9,579	$10,551	$10,195
'16	$9,606	$10,539	$10,272
'16	$9,667	$10,533	$10,360
'16	$9,718	$10,452	$10,446
'16	$9,745	$10,205	$10,474
'16	$9,843	$10,219	$10,595
'17	$9,859	$10,239	$10,654
'17	$9,886	$10,308	$10,707
'17	$9,879	$10,303	$10,716
'17	$9,919	$10,382	$10,763
'17	$9,941	$10,462	$10,802
'17	$9,928	$10,452	$10,798
'17	$10,010	$10,497	$10,872
'17	$9,961	$10,591	$10,867
'17	$9,947	$10,540	$10,910
'17	$9,993	$10,546	$10,975
'17	$9,989	$10,533	$10,988
'17	$9,997	$10,581	$11,031
'18	$10,079	$10,459	$11,137
'18	$10,084	$10,360	$11,159
'18	$10,101	$10,427	$11,191
'18	$10,143	$10,349	$11,237
'18	$10,149	$10,423	$11,256
'18	$10,131	$10,410	$11,269
'18	$10,215	$10,413	$11,352
'18	$10,252	$10,480	$11,398
'18	$10,314	$10,412	$11,476
'18	$10,290	$10,330	$11,473
'18	$10,203	$10,391	$11,369
'18	$9,939	$10,582	$11,080
'19	$10,207	$10,695	$11,362
'19	$10,375	$10,689	$11,543
'19	$10,340	$10,894	$11,523
'19	$10,497	$10,897	$11,713
'19	$10,449	$11,090	$11,688
'19	$10,467	$11,229	$11,716
'19	$10,562	$11,254	$11,810
'19	$10,541	$11,546	$11,777
'19	$10,611	$11,484	$11,832
'19	$10,586	$11,519	$11,779
'19	$10,668	$11,513	$11,848
'19	$10,802	$11,505	$12,037
'20	$10,804	$11,726	$12,105
'20	$10,614	$11,937	$11,945
'20	$9,619	$11,867	$10,467
'20	$9,895	$12,078	$10,938
'20	$10,200	$12,134	$11,353
'20	$10,204	$12,211	$11,483
'20	$10,412	$12,393	$11,707
'20	$10,553	$12,293	$11,882
'20	$10,571	$12,286	$11,958
'20	$10,561	$12,231	$11,982
'20	$10,785	$12,351	$12,249
'20	$10,898	$12,368	$12,413
'21	$10,984	$12,280	$12,561
'21	$11,042	$12,102	$12,635
'21	$11,031	$11,951	$12,634
'21	$11,076	$12,046	$12,699
'21	$11,134	$12,085	$12,773
'21	$11,164	$12,170	$12,820
'21	$11,153	$12,306	$12,819
'21	$11,198	$12,283	$12,880
'21	$11,256	$12,176	$12,962
'21	$11,273	$12,173	$12,997
'21	$11,233	$12,209	$12,976
'21	$11,306	$12,178	$13,059
'22	$11,323	$11,915	$13,107
'22	$11,253	$11,782	$13,039
'22	$11,256	$11,455	$13,046
'22	$11,244	$11,020	$13,074
'22	$10,942	$11,091	$12,739
'22	$10,669	$10,917	$12,463
'22	$10,934	$11,184	$12,729
'22	$11,086	$10,868	$12,921
'22	$10,779	$10,399	$12,627
'22	$10,928	$10,264	$12,753
'22	$11,084	$10,641	$12,905
'22	$11,135	$10,593	$12,958
'23	$11,416	$10,919	$13,304
'23	$11,461	$10,637	$13,381
'23	$11,462	$10,907	$13,377
'23	$11,553	$10,973	$13,517
'23	$11,477	$10,854	$13,493
'23	$11,757	$10,815	$13,798
'23	$11,867	$10,807	$13,975
'23	$11,999	$10,738	$14,139
'23	$12,056	$10,466	$14,275
'23	$12,049	$10,300	$14,273
'23	$12,219	$10,767	$14,447
'23	$12,407	$11,179	$14,685
'24	$12,449	$11,148	$14,784
'24	$12,541	$10,991	$14,918
'24	$12,650	$11,092	$15,045
'24	$12,727	$10,812	$15,136
'24	$12,837	$10,995	$15,278
'24	$12,864	$11,099	$15,331
'24	$12,943	$11,359	$15,436
'24	$13,022	$11,522	$15,534
'24	$13,084	$11,676	$15,645
'24	$13,171	$11,387	$15,779
'24	$13,312	$11,507	$15,910
'24	$13,365	$11,319	$16,000
'25	$13,436	$11,379	$16,110
'25	$13,434	$11,629	$16,127
'25	$13,388	$11,634	$16,077
'25	$13,377	$11,679	$16,068
'25	$13,599	$11,596	$16,318

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	5.94%	5.92%	3.12%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
Morningstar LSTA US Leveraged Loan Index	6.81%	7.52%	5.02%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 125,269,782
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 529,000
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	125,269,782
Number of Portfolio Holdings	310
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	529,000

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	86%
Exchange-Traded Funds	7%
Cash Equivalents	6%
Corporate Bonds	4%
Closed-End Investment Companies	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	(3%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	17%
Industrials	17%
Information Technology	15%
Consumer Discretionary	12%
Health Care	8%
Materials	7%
Communication Services	6%
Energy	4%
Utilities	4%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
BBB	1%
BB	17%
B	67%
Below B	4%
Not Rated	2%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000049882
Shareholder Report [Line Items]
Fund Name	DWS Floating Rate Fund
Class Name	Institutional Class
Trading Symbol	DFRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	0.76%

Gross expense ratio as of the latest prospectus: 0.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 6.02% for the period ended May 31, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 5.46% for the same period, while the Fund's additional, more narrowly based index, the Morningstar LSTA US Leveraged Loan Index, returned 6.81%.

The Fund’s absolute performance was supported over the period as leveraged loans in aggregate produced a positive total return. The Fund’s performance relative to the additional index was positively impacted by issuer selection in certain industries, including technology and diversified manufacturing, and an overweight allocation to wirelines. From a ratings perspective, portfolio performance benefited from issuer selection in credits rated CCC and below.

Relative performance was negatively impacted by underweight allocations to B2- and B3-rated credits, as this segment of the market performed strongly over the period. By industry, underweight allocations to financial other, healthcare, and electric utilities detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$991,646	$989,096	$995,817
'15	$990,970	$995,971	$995,755
'15	$980,498	$994,541	$988,790
'15	$969,938	$1,001,268	$982,369
'15	$964,857	$1,001,434	$980,576
'15	$955,347	$998,788	$971,986
'15	$942,119	$995,560	$961,780
'16	$929,201	$1,009,260	$955,500
'16	$916,232	$1,016,420	$950,466
'16	$933,484	$1,025,746	$976,659
'16	$949,688	$1,029,683	$996,047
'16	$953,555	$1,029,947	$1,004,927
'16	$952,888	$1,048,453	$1,005,140
'16	$959,086	$1,055,082	$1,019,518
'16	$961,880	$1,053,875	$1,027,174
'16	$968,129	$1,053,258	$1,036,048
'16	$973,262	$1,045,202	$1,044,600
'16	$976,102	$1,020,479	$1,047,365
'16	$985,941	$1,021,918	$1,059,475
'17	$987,628	$1,023,923	$1,065,403
'17	$990,484	$1,030,805	$1,070,749
'17	$989,842	$1,030,264	$1,071,610
'17	$993,910	$1,038,215	$1,076,288
'17	$996,227	$1,046,206	$1,080,223
'17	$994,970	$1,045,153	$1,079,760
'17	$1,003,292	$1,049,650	$1,087,189
'17	$997,238	$1,059,065	$1,086,710
'17	$995,975	$1,054,021	$1,090,959
'17	$1,000,631	$1,054,632	$1,097,484
'17	$1,000,340	$1,053,278	$1,098,758
'17	$1,002,496	$1,058,112	$1,103,109
'18	$1,010,760	$1,045,926	$1,113,726
'18	$1,011,302	$1,036,011	$1,115,937
'18	$1,013,110	$1,042,655	$1,119,081
'18	$1,017,370	$1,034,900	$1,123,705
'18	$1,016,822	$1,042,286	$1,125,599
'18	$1,016,393	$1,041,004	$1,126,897
'18	$1,023,679	$1,041,252	$1,135,225
'18	$1,028,733	$1,047,952	$1,139,780
'18	$1,035,050	$1,041,204	$1,147,616
'18	$1,032,717	$1,032,976	$1,147,260
'18	$1,022,791	$1,039,142	$1,136,910
'18	$997,649	$1,058,232	$1,107,977
'19	$1,024,643	$1,069,470	$1,136,193
'19	$1,040,320	$1,068,850	$1,154,278
'19	$1,038,129	$1,089,374	$1,152,263
'19	$1,054,001	$1,089,653	$1,171,294
'19	$1,047,972	$1,108,996	$1,168,754
'19	$1,051,123	$1,122,923	$1,171,586
'19	$1,059,496	$1,125,393	$1,180,978
'19	$1,058,743	$1,154,554	$1,177,732
'19	$1,065,850	$1,148,405	$1,183,226
'19	$1,063,488	$1,151,864	$1,177,903
'19	$1,070,394	$1,151,278	$1,184,824
'19	$1,084,015	$1,150,476	$1,203,727
'20	$1,084,280	$1,172,616	$1,210,453
'20	$1,066,637	$1,193,721	$1,194,456
'20	$965,569	$1,186,696	$1,046,700
'20	$993,351	$1,207,791	$1,093,819
'20	$1,025,391	$1,213,414	$1,135,335
'20	$1,025,875	$1,221,058	$1,148,258
'20	$1,046,883	$1,239,297	$1,170,731
'20	$1,059,732	$1,229,294	$1,188,218
'20	$1,061,600	$1,228,620	$1,195,753
'20	$1,062,089	$1,223,134	$1,198,185
'20	$1,083,214	$1,235,136	$1,224,856
'20	$1,096,103	$1,236,838	$1,241,339
'21	$1,104,833	$1,227,970	$1,256,099
'21	$1,110,768	$1,210,237	$1,263,480
'21	$1,108,351	$1,195,125	$1,263,448
'21	$1,114,320	$1,204,566	$1,269,941
'21	$1,118,891	$1,208,501	$1,277,317
'21	$1,123,461	$1,216,992	$1,282,048
'21	$1,120,970	$1,230,599	$1,281,878
'21	$1,125,569	$1,228,256	$1,287,965
'21	$1,131,581	$1,217,622	$1,296,240
'21	$1,133,344	$1,217,286	$1,299,696
'21	$1,130,802	$1,220,887	$1,297,623
'21	$1,138,306	$1,217,763	$1,305,916
'22	$1,140,066	$1,191,527	$1,310,665
'22	$1,133,172	$1,178,234	$1,303,935
'22	$1,133,522	$1,145,501	$1,304,558
'22	$1,132,393	$1,102,031	$1,307,389
'22	$1,100,745	$1,109,137	$1,273,943
'22	$1,074,788	$1,091,737	$1,246,348
'22	$1,100,095	$1,118,413	$1,272,926
'22	$1,115,492	$1,086,810	$1,292,149
'22	$1,086,143	$1,039,853	$1,262,718
'22	$1,101,226	$1,026,384	$1,275,266
'22	$1,115,615	$1,064,130	$1,290,542
'22	$1,120,748	$1,059,330	$1,295,846
'23	$1,150,609	$1,091,919	$1,330,411
'23	$1,153,775	$1,063,687	$1,338,085
'23	$1,153,985	$1,090,707	$1,337,665
'23	$1,164,831	$1,097,317	$1,351,734
'23	$1,155,699	$1,085,369	$1,349,251
'23	$1,183,944	$1,081,498	$1,379,800
'23	$1,196,746	$1,080,744	$1,397,535
'23	$1,210,143	$1,073,841	$1,413,909
'23	$1,215,949	$1,046,553	$1,427,517
'23	$1,213,830	$1,030,037	$1,427,258
'23	$1,232,633	$1,076,684	$1,444,666
'23	$1,250,045	$1,117,898	$1,468,470
'24	$1,256,050	$1,114,828	$1,478,383
'24	$1,265,384	$1,099,077	$1,491,825
'24	$1,274,804	$1,109,226	$1,504,534
'24	$1,282,626	$1,081,209	$1,513,586
'24	$1,293,868	$1,099,539	$1,527,800
'24	$1,296,725	$1,109,949	$1,533,136
'24	$1,304,710	$1,135,874	$1,543,592
'24	$1,314,500	$1,152,196	$1,553,386
'24	$1,319,142	$1,167,623	$1,564,468
'24	$1,329,751	$1,138,667	$1,577,930
'24	$1,342,211	$1,150,706	$1,590,973
'24	$1,347,669	$1,131,874	$1,599,970
'25	$1,354,933	$1,137,879	$1,611,025
'25	$1,354,718	$1,162,914	$1,612,730
'25	$1,350,298	$1,163,352	$1,607,676
'25	$1,351,130	$1,167,924	$1,606,814
'25	$1,371,820	$1,159,562	$1,631,771

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	6.02%	5.99%	3.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
Morningstar LSTA US Leveraged Loan Index	6.81%	7.52%	5.02%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 125,269,782
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 529,000
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	125,269,782
Number of Portfolio Holdings	310
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	529,000

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	86%
Exchange-Traded Funds	7%
Cash Equivalents	6%
Corporate Bonds	4%
Closed-End Investment Companies	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	(3%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	17%
Industrials	17%
Information Technology	15%
Consumer Discretionary	12%
Health Care	8%
Materials	7%
Communication Services	6%
Energy	4%
Utilities	4%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
BBB	1%
BB	17%
B	67%
Below B	4%
Not Rated	2%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]